Fair Value Measurements - Fund Investments Valued at Net Asset Value per Share (Details) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 6,943,726	$ 6,275,316
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	9,864	3,869
Collective investment funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	3,906,267	3,320,649
Cash and other short-term investments
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	10,630	10,923
Edison International Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	200,614	305,123
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	4,281,766	3,704,466
NAV | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	365,635	379,948
NAV | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	9,864	3,869
NAV | Collective investment funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	3,906,267	3,320,649
NAV | Cash and other short-term investments
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	9,606	8,659
NAV | Edison International Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 255	$ 646